EMPLOYEE BENEFIT PLAN (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions for employee benefits under government-mandated defined contribution plan from continuing operation	$ 8,640	$ 7,130	$ 6,051
Provisions for employee benefits under government-mandated defined contribution plan from discontinuing operations	$ 178	$ 399	$ 503